Income Taxes - Composition of Deferred Tax Assets and Liabilities in Financial Statements (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		May 30, 2013	Dec. 31, 2011
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	€ 90,045	[1]			€ 90,045
Changes in deferred tax assets in Consolidated Statements of Operations	43,788	[1]	(13,002)
Changes in deferred tax assets in foreign exchange	(13,027)	[1]	(3,315)
Capitalized R&D expenditures	32,130		27,403			34,374
Inventories	46,661		28,167			35,820
Deferred revenue	16,409		20,572			23,892
Provisions	45,460		21,528			14,515
Installation and warranty reserve	6,702		7,151			8,772
Tax effect carry-forward losses	67,282		5,557			7,735
Fixed assets	11,785		7,798			6,495
Restructuring and impairment	3,361		4,336			5,146
Alternative minimum tax credits	6,342	[2]	5,227	[2]		5,028	[2]
Share-based payments	16,151		1,433			950
Other temporary differences	11,661		13,966			16,728
Total deferred tax assets	263,944	[1]	143,138	[1]		159,455
Intangible fixed assets	(261,905)
Fixed assets	(17,592)		(25,890)			(19,108)
Borrowing costs	(1,823)		(1,958)			(1,554)
Other temporary differences	(12,800)		(763)			(847)
Total deferred tax liabilities	(294,120)		(28,611)			(21,509)
Changes in deferred tax liability in Acquisitions through business combinations EUR	(291,426)
Changes in deferred tax liability in Consolidated Statements of Operations	9,296		(7,240)
Changes in deferred tax liability in foreign exchange	16,621		138
Capitalized R&D expenditures [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	5,882		(6,465)
Changes in deferred tax assets in foreign exchange	(1,155)		(506)
Inventories [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	10,258
Changes in deferred tax assets in Consolidated Statements of Operations	9,269		(7,351)
Changes in deferred tax assets in foreign exchange	(1,033)		(302)
Deferred revenue [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	41,679
Changes in deferred tax assets in Consolidated Statements of Operations	(43,035)		(3,083)
Changes in deferred tax assets in foreign exchange	(2,807)		(237)
Provisions [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	7,148
Changes in deferred tax assets in Consolidated Statements of Operations	17,960		7,296
Changes in deferred tax assets in foreign exchange	(1,176)		(283)
Installation and warranty reserve [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(174)		(1,508)
Changes in deferred tax assets in foreign exchange	(275)		(113)
Tax effect carry-forward losses [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	754
Changes in deferred tax assets in Consolidated Statements of Operations	61,551		(2,219)
Changes in deferred tax assets in foreign exchange	(580)		41
Fixed assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	4,140
Changes in deferred tax assets in Consolidated Statements of Operations	325		1,454
Changes in deferred tax assets in foreign exchange	(478)		(151)
Changes in deferred tax liability in Acquisitions through business combinations EUR	(4,786)
Changes in deferred tax liability in Consolidated Statements of Operations	12,517		(6,965)
Changes in deferred tax liability in foreign exchange	567		183
Restructuring and impairment [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	(791)		(733)
Changes in deferred tax assets in foreign exchange	(184)		(77)
Alternative minimum tax credits [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Consolidated Statements of Operations	1,349	[2]	229	[2]
Changes in deferred tax assets in foreign exchange	(234)	[2]	(30)	[2]
Share-based payments [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	9,365
Changes in deferred tax assets in Consolidated Statements of Operations	5,939		516
Changes in deferred tax assets in foreign exchange	(586)		(33)
Other temporary differences [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax assets in Acquisitions through business combinations EUR	16,701
Changes in deferred tax assets in Consolidated Statements of Operations	(14,487)		(1,138)
Changes in deferred tax assets in foreign exchange	(4,519)		(1,624)
Changes in deferred tax liability in Acquisitions through business combinations EUR	(303)
Changes in deferred tax liability in Consolidated Statements of Operations	(12,086)		129
Changes in deferred tax liability in foreign exchange	352		(45)
Intangible fixed assets [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax liability in Acquisitions through business combinations EUR	(286,337)
Changes in deferred tax liability in Consolidated Statements of Operations	8,730
Changes in deferred tax liability in foreign exchange	15,702
Borrowing costs [Member]
Composition Of Deferred Tax Assets And Liabilities [Line Items]
Changes in deferred tax liability in Consolidated Statements of Operations	€ 135		€ (404)

[1]	Valuation allowances recognized in relation to deferred tax assets as at December 31, 2013 amounted to EUR 25.0 million (2012: EUR 30.5 million)
[2]	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses used.